Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Variable Interest Entities Disclosure [Abstract]
Variable interest entities
Variable Interest Entities
At times, the Company has utilized VIEs both indirectly and directly in the ordinary course of the Company's business. Within its investment portfolio, the Company has holdings in hedge funds, private equity and other investment vehicles. A number of these vehicles are considered VIEs based on their legal form and the generally passive role of their investors.  As the Company lacks the ability to control the activities which most significantly impact the economic performance of these VIEs, the Company is not considered the primary beneficiary and does not consolidate these entities. The activities of the entities are generally limited to holding investments. The exposure to loss from these investments is limited to the carrying value of the investments at the balance sheet date.
During the third quarter of 2013, the Company, along with other investors, formed New Ocean to act as an investment manager focused on providing third-party investors access to insurance-linked securities and other insurance and reinsurance capital markets products. The Company holds a majority voting interest in New Ocean through its ownership of common shares and, accordingly, the financial statements of New Ocean have been included in the consolidated financial statements of the Company. None of the assets, liabilities, revenues or net income of New Ocean were material to the Company during the three months ended March 31, 2016. The equity interest attributable to third party investors in New Ocean recorded in the Company’s Unaudited Consolidated Balance Sheets as "Non-controlling interest in equity of consolidated subsidiaries" was $0.7 million and $0.4 million as of March 31, 2016 and December 31, 2015, respectively.
During the fourth quarter of 2013, the Company, along with other investors, invested in a new Bermuda-based company, New Ocean Focus Cat Fund Ltd. ("New Ocean FCFL"), which is considered a VIE under GAAP. During the second quarter of 2014, the Company formed another new Bermuda-based investment company, New Ocean Market Value Cat Fund, Ltd. ("New Ocean MVCFL"), which is also considered a VIE under GAAP. New Ocean MVCFL primarily invests in insurance-linked securities, with a current focus on catastrophe bonds.
During the year ended December 31, 2014, New Ocean FCFL invested in a special purpose Bermuda reinsurer, Vector Reinsurance Ltd ("Vector Re"), formed for the purpose of underwriting collateralized excess of loss reinsurance with a focus on global property catastrophe risks. During the first quarter of 2015, New Ocean MVCFL also invested in Vector Re. Most of Vector Re’s current underwriting activity relates to reinsurance business assumed from the Company's subsidiaries. Underwriting administration and claims services are provided to Vector Re by the Company under service fee contracts, while investment advisory services are provided by New Ocean.
The Company currently holds majority equity interests, which are considered to be the controlling financial interests, in New Ocean FCFL and New Ocean MVCFL, and by extension, Vector Re. Accordingly, included in the consolidated financial statements of the Company are the total net assets of New Ocean FCFL, New Ocean MVCFL and Vector Re of $178.5 million and $175.8 million as of March 31, 2016 and December 31, 2015, respectively. The Company’s shares of revenue and net income in these VIEs were not material to the Company for the three months ended March 31, 2016. All inter-company transactions between the Company's entities have been eliminated in consolidation. The equity interest attributable to third party investors in New Ocean FCFL, New Ocean MVCFL and Vector Re that was recorded in the Company’s Consolidated Balance Sheets as "Non-controlling interest in equity of consolidated subsidiaries" was $71.2 million and $70.5 million as of March 31, 2016 and December 31, 2015, respectively.

Variable Interest Entities
At times, the Company has utilized VIEs both indirectly and directly in the ordinary course of the Company's business.
In 2013, the Company, along with other investors, formed a new Bermuda-based company, New Ocean Capital Management Limited ("New Ocean"), to act as an investment manager that focuses on providing third-party investors access to insurance-linked securities and other insurance and reinsurance capital markets products. The Company holds a majority voting interest in New Ocean through its ownership of common shares and, accordingly, the financial statements of New Ocean have been included in the consolidated financial statements of the Company. None of the assets, liabilities, revenues or net income of New Ocean was material to the Company during the current year. The equity interest attributable to third party investors in New Ocean recorded in the Company’s Consolidated Balance Sheets as "Non-controlling interest in equity of consolidated subsidiaries" was $0.4 million and $0.2 million at December 31, 2015 and December 31, 2014, respectively.
Also in 2013, subsequent to the formation of New Ocean, the Company, along with other investors, formed a new Bermuda-based investment company, New Ocean Focus Cat Fund Ltd. ("New Ocean FCFL"), which is considered a VIE under GAAP. During the year ended December 31, 2015, New Ocean FCFL invested in a special purpose reinsurer, Vector Reinsurance Ltd ("Vector Re"), formed for the purpose of underwriting collateralized excess of loss reinsurance with a focus on global property catastrophe risks. Most of Vector Re’s current underwriting activity relates to reinsurance business assumed from XL subsidiaries. Underwriting administration and claims services are provided to Vector Re by the Company, while investment advisory services are provided by New Ocean.
The Company currently holds majority equity interests, which are considered to be the controlling financial interests, in New Ocean FCFL and New Ocean Market Value Cat Fund Ltd. ("New Ocean MVCFL"), and by extension, Vector Re. Accordingly, included in the consolidated financial statements of the Company are the total net assets of New Ocean FCFL, New Ocean MVCFL and Vector Re of $175.8 million and $139.9 million as of December 31, 2015 and December 31, 2014, respectively. The Company’s shares of revenue and net income in these VIEs were not material to the Company for the twelve months ended December 31, 2015. All inter-company transactions between the Company's entities have been eliminated in consolidation. The equity interest attributable to third party investors in New Ocean FCFL, New Ocean MVCFL and Vector Re recorded in the Company’s Consolidated Balance Sheets as "Non-controlling interest in equity of consolidated subsidiaries" was $70.5 million and $58.4 million as of December 31, 2015 and December 31, 2014, respectively.